Debt and Credit Facilities - Credit Facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt and Credit Facilities
Total credit facilities	$ 6,289
Credit facilities supporting standby letters of credit	(725)
Total unutilized credit facilities	5,564
Available lines of credit for liquidity purposes	5,219	$ 5,475
Fully revolving and expiring in 2029
Debt and Credit Facilities
Total credit facilities	2,750
Fully revolving and expiring in 2028
Debt and Credit Facilities
Total credit facilities	2,469
Can be terminated at any time at the option of the lenders
Debt and Credit Facilities
Total credit facilities	$ 1,070